Investment Securities	6 Months Ended
Sep. 30, 2020
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Investment Securities
6	INVESTMENT SECURITIES
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at September 30, 2020 and March 31, 2020.

	At September 30, 2020	At March 31, 2020
	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥—	¥260,079
Japanese municipal bonds	22,300	22,300

Total domestic	22,300	282,379

Foreign:
Bonds issued by other governments and official institutions (1)	39,949	37,358
Other debt instruments	1,964	1,034

Total foreign	41,913	38,392

Total debt instruments at amortized cost	¥64,213	¥320,771

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥10,289,319	¥6,785,068
Japanese municipal bonds	513,955	240,382
Japanese corporate bonds	640,069	579,293
Other debt instruments	310	310

Total domestic	11,443,653	7,605,053

Foreign:
U.S. Treasury and other U.S. government agency bonds	3,575,331	4,494,686
Bonds issued by other governments and official institutions (1)	3,053,191	2,930,806
Mortgage-backed securities	1,907,395	2,807,813
Other debt instruments	333,603	215,806

Total foreign	8,869,520	10,449,111

Total debt instruments at fair value through other comprehensive income	¥20,313,173	¥18,054,164

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,433,111	¥3,024,731
Foreign equity instruments	543,473	464,720

Total equity instruments at fair value through other comprehensive income	¥3,976,584	¥3,489,451

Total investment securities	¥24,353,970	¥21,864,386

(1)	Excludes U.S. Treasury and other U.S. government agency bonds.